Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000087808 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087808 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087808 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087808 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087808 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087808 | FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087808 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087808 | FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087808 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087808 | FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087808 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087808 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000087808 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087808 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087808 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000087808 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087808 | Self Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087808 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087808 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087808 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087808 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087808 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087808 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087808 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000087809 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087809 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087809 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087809 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087809 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087809 | FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087809 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087809 | FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087809 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087809 | FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087809 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087809 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000087809 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087809 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087809 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000087809 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087809 | Self Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087809 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087809 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087809 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087809 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087809 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087809 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087809 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000087788 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000087788 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000087788 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087788 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087788 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087788 | FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087788 | FR_11271J107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087788 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087788 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087788 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087788 | Software
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000087788 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000087788 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087788 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000087788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000087788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000087788 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087788 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087788 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087789 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000087789 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000087789 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087789 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087789 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087789 | FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087789 | FR_11271J107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087789 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087789 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087789 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087789 | Software
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000087789 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000087789 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087789 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000087789 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000087789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000087789 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087789 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087789 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087789 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087810 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087810 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087810 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087810 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087810 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087810 | FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087810 | FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087810 | FR_126408103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087810 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087810 | FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087810 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000087810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000087810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000087810 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087810 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000087810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000087810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087810 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087810 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087810 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087810 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000087811 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087811 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087811 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087811 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087811 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087811 | FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087811 | FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087811 | FR_126408103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087811 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087811 | FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087811 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000087811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000087811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000087811 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087811 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000087811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000087811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087811 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087811 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087811 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000088775 | FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088775 | FR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088775 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088775 | FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088775 | FR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088775 | FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088775 | FR_533900106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088775 | FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088775 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088775 | FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088775 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000088775 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000088775 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000088775 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000088775 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088775 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088775 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088775 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000088775 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088775 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088775 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000088775 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088776 | FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088776 | FR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088776 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088776 | FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088776 | FR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088776 | FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088776 | FR_533900106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088776 | FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088776 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088776 | FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088776 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000088776 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000088776 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000088776 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000088776 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088776 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088776 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088776 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000088776 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088776 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088776 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000088776 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055687 | FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055687 | FR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055687 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055687 | FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055687 | FR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055687 | FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055687 | FR_533900106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055687 | FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055687 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055687 | FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000055687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000055687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000055687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000055687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000055687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055687 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000055687 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087802 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087802 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087802 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087802 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087802 | FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087802 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087802 | FR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087802 | FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087802 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087802 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087802 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087802 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000087802 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000087802 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087802 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087802 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000087802 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000087802 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087802 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087802 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087802 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087802 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000087803 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087803 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087803 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087803 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087803 | FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087803 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087803 | FR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087803 | FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087803 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087803 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087803 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087803 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000087803 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000087803 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087803 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087803 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000087803 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000087803 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087803 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087803 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087803 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087803 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087803 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000087800 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087800 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087800 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087800 | FR_04351P101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087800 | FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087800 | FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087800 | FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087800 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087800 | FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087800 | FR_053332102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087800 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000087800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000087800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000087800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000087800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000087800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087800 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087800 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000087801 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087801 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087801 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087801 | FR_04351P101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087801 | FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087801 | FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087801 | FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087801 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087801 | FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087801 | FR_053332102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087801 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087801 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000087801 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000087801 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087801 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000087801 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000087801 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000087801 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087801 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087801 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087801 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000087794 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000087794 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087794 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000087794 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087794 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087794 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087794 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087794 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087794 | FR_04351P101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087794 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087794 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000087794 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000087794 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000087794 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087794 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087794 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087794 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000087794 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087794 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000087794 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087794 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087794 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000087795 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000087795 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087795 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000087795 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087795 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087795 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087795 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087795 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087795 | FR_04351P101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087795 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087795 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000087795 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000087795 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000087795 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087795 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087795 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087795 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000087795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087795 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000087795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087795 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000088787 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000088787 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088787 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088787 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088787 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088787 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088787 | FR_6005214
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088787 | FR_088601992
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088787 | FR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088787 | FR_BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088787 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088787 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000088787 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000088787 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088787 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000088787 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088787 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088787 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088787 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088787 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088787 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088787 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088787 | China
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000088787 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000088787 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000088787 | India
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000088787 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088787 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088787 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088787 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088787 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088787 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088788 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000088788 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088788 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088788 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088788 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088788 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088788 | FR_6005214
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088788 | FR_088601992
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088788 | FR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088788 | FR_BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088788 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000088788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000088788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000088788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088788 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088788 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088788 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088788 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088788 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088788 | China
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000088788 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000088788 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000088788 | India
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000088788 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088788 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088788 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088788 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088788 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088788 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055695 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000055695 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000055695 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055695 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000055695 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055695 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055695 | FR_6005214
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055695 | FR_088601992
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055695 | FR_29082A107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055695 | FR_BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055695 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000055695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000055695 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000055695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000055695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000055695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055695 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000055695 | China
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000055695 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000055695 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000055695 | India
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000055695 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055695 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000055695 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055695 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055695 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055695 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088757 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000088757 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000088757 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088757 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088757 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088757 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088757 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088757 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088757 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088757 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088757 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088757 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000088757 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000088757 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088757 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088757 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000088757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088757 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000088757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000088757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088757 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088757 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088758 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000088758 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000088758 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088758 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088758 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088758 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088758 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088758 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088758 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088758 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088758 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088758 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000088758 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000088758 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088758 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088758 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088758 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000088758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088758 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000088758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000088758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000088758 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088758 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055677 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000055677 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000055677 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000055677 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055677 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055677 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055677 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055677 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055677 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055677 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055677 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000055677 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000055677 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000055677 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055677 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055677 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000055677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000055677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000055677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000055677 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000098158 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000098158 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098158 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000098158 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098158 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098158 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098158 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098158 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000098158 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000098158 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000098158 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000098158 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000098158 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000098158 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000098158 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000098158 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000098158 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098158 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000098158 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098158 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098158 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098158 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000098158 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098159 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000098159 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098159 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000098159 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098159 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098159 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098159 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098159 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000098159 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000098159 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000098159 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000098159 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000098159 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000098159 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000098159 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000098159 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000098159 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098159 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000098159 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098159 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098159 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098159 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000098159 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055685 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055685 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000055685 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055685 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055685 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055685 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055685 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055685 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055685 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055685 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000055685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000055685 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000055685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000055685 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000055685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055685 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055685 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055685 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000055685 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088763 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088763 | FR_046353108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088763 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088763 | FR_BJDS7L3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088763 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088763 | FR_M22465104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088763 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088763 | FR_BG087C6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088763 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088763 | FR_BP6MXT4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088763 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000088763 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000088763 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000088763 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088763 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000088763 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000088763 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088763 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000088763 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088763 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000088763 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088763 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088763 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088763 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000088763 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000088763 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088763 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088763 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088763 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088763 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088763 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088763 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088764 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088764 | FR_046353108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088764 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088764 | FR_BJDS7L3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088764 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088764 | FR_M22465104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088764 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088764 | FR_BG087C6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088764 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088764 | FR_BP6MXT4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088764 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000088764 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000088764 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000088764 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088764 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000088764 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000088764 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088764 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000088764 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088764 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000088764 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088764 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088764 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088764 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000088764 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000088764 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088764 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088764 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088764 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088764 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088764 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088764 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055680 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055680 | FR_046353108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055680 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055680 | FR_BJDS7L3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055680 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055680 | FR_M22465104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055680 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055680 | FR_BG087C6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055680 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055680 | FR_BP6MXT4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055680 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000055680 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000055680 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000055680 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055680 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000055680 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000055680 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000055680 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000055680 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000055680 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000055680 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055680 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055680 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055680 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000055680 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000055680 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055680 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055680 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055680 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055680 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055680 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055680 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088767 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088767 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088767 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088767 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088767 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088767 | FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088767 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088767 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088767 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088767 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088767 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000088767 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000088767 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000088767 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000088767 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088767 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088767 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088767 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088767 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088767 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000088767 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088768 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088768 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088768 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088768 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088768 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088768 | FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088768 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088768 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088768 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088768 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088768 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000088768 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000088768 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088768 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000088768 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000088768 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088768 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088768 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088768 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088768 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088768 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088768 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000088768 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055682 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055682 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055682 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055682 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055682 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055682 | FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055682 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055682 | FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055682 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055682 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000055682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000055682 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055682 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000055682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000055682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055682 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055682 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000055682 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055682 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055682 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000055682 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000196698 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000196698 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000196698 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000196698 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196698 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000196698 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000196698 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000196698 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196698 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196698 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196698 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000196698 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000196698 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000196698 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000196698 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000196698 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000196698 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000196698 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196698 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196698 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196698 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196698 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000196699 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000196699 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000196699 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000196699 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196699 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000196699 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000196699 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000196699 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196699 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196699 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196699 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000196699 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000196699 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000196699 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000196699 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000196699 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000196699 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000196699 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196699 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196699 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196699 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196699 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000088771 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088771 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088771 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088771 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088771 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088771 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088771 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088771 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088771 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088771 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088771 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088771 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000088771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000088771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000088771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000088771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088771 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088771 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088771 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088771 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088771 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000088772 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088772 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088772 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088772 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088772 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088772 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088772 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088772 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088772 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088772 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088772 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088772 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000088772 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000088772 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000088772 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000088772 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088772 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088772 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088772 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088772 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088772 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088772 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088772 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000055684 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055684 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055684 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055684 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055684 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055684 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055684 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055684 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055684 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055684 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055684 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000055684 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000055684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000055684 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000055684 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000055684 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055684 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055684 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055684 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055684 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055684 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055684 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055684 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000088769 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088769 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088769 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088769 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088769 | FR_60937P106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088769 | FR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088769 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088769 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088769 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088769 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088769 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088769 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000088769 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088769 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000088769 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000088769 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000088769 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000088769 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088769 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088769 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000088770 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088770 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088770 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088770 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088770 | FR_60937P106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088770 | FR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088770 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088770 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088770 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088770 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088770 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088770 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000088770 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088770 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000088770 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000088770 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000088770 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000088770 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088770 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088770 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000055683 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055683 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055683 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055683 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055683 | FR_60937P106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055683 | FR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055683 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055683 | FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055683 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055683 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055683 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000055683 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000055683 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055683 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000055683 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000055683 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000055683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000055683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055683 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055683 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000088779 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088779 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088779 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088779 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088779 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088779 | FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088779 | FR_98983L108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088779 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088779 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088779 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088779 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000088779 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000088779 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000088779 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000088779 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000088779 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088779 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088779 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088779 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088779 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088779 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000088779 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088780 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088780 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088780 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088780 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088780 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088780 | FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088780 | FR_98983L108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088780 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088780 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088780 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088780 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000088780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000088780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000088780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000088780 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000088780 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088780 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088780 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088780 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088780 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000088780 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000055689 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055689 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055689 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055689 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055689 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055689 | FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055689 | FR_98983L108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055689 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055689 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055689 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055689 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055689 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000055689 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000055689 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000055689 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000055689 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055689 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055689 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055689 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055689 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055689 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000055689 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097668 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097668 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097668 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097668 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097668 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097668 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097668 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097668 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097668 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097668 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097668 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000097668 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000097668 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000097668 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000097668 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097668 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097668 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097668 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097668 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097668 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000097668 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097668 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097668 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097668 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097669 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097669 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097669 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097669 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097669 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097669 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097669 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097669 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097669 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097669 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097669 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000097669 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000097669 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000097669 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000097669 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097669 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097669 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097669 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097669 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097669 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000097669 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097669 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097669 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097669 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088789 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088789 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000088789 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000088789 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088789 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088789 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088789 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088789 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088789 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088789 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088789 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000088789 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000088789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000088789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088789 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000088789 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088789 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088789 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088789 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088789 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088789 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000088790 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088790 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000088790 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000088790 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088790 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088790 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088790 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088790 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088790 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088790 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088790 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088790 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000088790 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000088790 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088790 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000088790 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088790 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000088790 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088790 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088790 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088790 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088790 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000055696 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055696 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055696 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000055696 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055696 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055696 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055696 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055696 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055696 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055696 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055696 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000055696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000055696 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000055696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000055696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000055696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055696 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000055696 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000087792 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087792 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087792 | FR_803053990
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087792 | FR_046355996
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087792 | FR_171666993
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087792 | FR_826197105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087792 | FR_606819993
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087792 | FR_465650992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087792 | FR_756220992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087792 | FR_B11BPS1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087792 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000087792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000087792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000087792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000087792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087792 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000087792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000087792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087792 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087792 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087792 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000087792 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087792 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000087792 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087792 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087792 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087792 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000087792 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087793 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087793 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087793 | FR_803053990
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087793 | FR_046355996
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087793 | FR_171666993
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087793 | FR_826197105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087793 | FR_606819993
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087793 | FR_465650992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087793 | FR_756220992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087793 | FR_B11BPS1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087793 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000087793 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000087793 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000087793 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087793 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000087793 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087793 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000087793 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000087793 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087793 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087793 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087793 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000087793 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087793 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000087793 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087793 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087793 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087793 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000087793 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087832 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087832 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087832 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087832 | FR_B4TX8S990
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087832 | FR_626999999
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087832 | FR_BLPLD38
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087832 | FR_059455998
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087832 | FR_422820886
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087832 | FR_252445994
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087832 | FR_06738E998
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087832 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000087832 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000087832 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000087832 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087832 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000087832 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000087832 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000087832 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087832 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087832 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087832 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087832 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087832 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087832 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000087832 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087832 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000087832 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087832 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087832 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087832 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087832 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087832 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087833 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087833 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087833 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087833 | FR_B4TX8S990
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087833 | FR_626999999
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087833 | FR_BLPLD38
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087833 | FR_059455998
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087833 | FR_422820886
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087833 | FR_252445994
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087833 | FR_06738E998
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087833 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000087833 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000087833 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000087833 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087833 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000087833 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000087833 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000087833 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087833 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087833 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087833 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087833 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087833 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087833 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000087833 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087833 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000087833 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087833 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087833 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087833 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087833 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087833 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087834 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087834 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087834 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087834 | FR_756220992
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087834 | FR_800955999
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087834 | FR_BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087834 | FR_233804996
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087834 | FR_069730992
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087834 | FR_481590990
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087834 | FR_BPBPJ01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087834 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000087834 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000087834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000087834 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000087834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000087834 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000087834 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087834 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087834 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087834 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087834 | China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087834 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087834 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000087834 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087834 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087834 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087834 | France
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000087834 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000087834 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087834 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087835 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087835 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087835 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087835 | FR_756220992
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087835 | FR_800955999
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087835 | FR_BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087835 | FR_233804996
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087835 | FR_069730992
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087835 | FR_481590990
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087835 | FR_BPBPJ01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087835 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000087835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000087835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000087835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000087835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000087835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000087835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087835 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087835 | China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087835 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087835 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000087835 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087835 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087835 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087835 | France
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000087835 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000087835 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087835 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087812 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087812 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087812 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087812 | FR_60471A101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087812 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087812 | FR_558868105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087812 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087812 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087812 | FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087812 | FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087812 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000087812 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000087812 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000087812 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000087812 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000087812 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000087812 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087812 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087812 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087812 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087812 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000087812 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087813 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087813 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087813 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087813 | FR_60471A101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087813 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087813 | FR_558868105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087813 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087813 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087813 | FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087813 | FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087813 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000087813 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000087813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000087813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000087813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000087813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000087813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087813 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087813 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087813 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000087813 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088781 | FR_918204108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088781 | FR_25401T603
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088781 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088781 | FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088781 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088781 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088781 | FR_410120109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088781 | FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088781 | FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088781 | FR_12740C103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088781 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000088781 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000088781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000088781 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000088781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088781 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000088781 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088781 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088781 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088781 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000088781 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088782 | FR_918204108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088782 | FR_25401T603
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088782 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088782 | FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088782 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088782 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088782 | FR_410120109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088782 | FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088782 | FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088782 | FR_12740C103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088782 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000088782 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000088782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000088782 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000088782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088782 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000088782 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088782 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088782 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088782 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000088782 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055690 | FR_918204108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055690 | FR_25401T603
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055690 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055690 | FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055690 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055690 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055690 | FR_410120109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055690 | FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055690 | FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055690 | FR_12740C103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055690 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000055690 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000055690 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000055690 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055690 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000055690 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000055690 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055690 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055690 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055690 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055690 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055690 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055690 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000055690 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.
[5]	Percentage rounds to less than 0.1% or (0.1)%.